FIRST AMERICAN INVESTMENT FUNDS, INC.

                  MID CAP GROWTH FUND, EMERGING MARKETS FUND,
                   ADJUSTABLE RATE MORTGAGE SECURITIES FUND,
                     TAX FREE FUND, MINNESOTA TAX FREE FUND

                         Supplement Dated July 31, 1998
                  to Class A and Class B Shares Prospectus and
                 Class Y Shares Prospectus Dated July 31, 1998


Shares of Mid Cap Growth Fund and Emerging Markets Fund will not be offered for sale until August 10, 1998.